UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-09727
                                                     ---------

                      Advantage Advisers Sawgrass Fund, LLC
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kenneth Gerstein
                             Schulte, Roth and Zabel
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-667-4225
                                                            ------------

                   Date of fiscal year end: December 31, 2004
                                            -----------------

                     Date of reporting period: June 30, 2004
                                               -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.




                    ADVANTAGE ADVISERS SAWGRASS FUND, L.L.C.

                              FINANCIAL STATEMENTS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2004
                                   (UNAUDITED)

                    ADVANTAGE ADVISERS SAWGRASS FUND, L.L.C.

                              FINANCIAL STATEMENTS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2004
                                   (UNAUDITED)


                                    CONTENTS



Statement of Assets, Liabilities and Members' Capital .......................  1

Schedule of Portfolio Investments ...........................................  2

Schedule of Securities Sold, Not Yet Purchased ..............................  6

Schedule of Written Options .................................................  8

Statement of Operations .....................................................  9

Statements of Changes in Members' Capital ................................... 10

Notes to Financial Statements ............................................... 11

Results of Special Meeting of Members ....................................... 20

ADVANTAGE ADVISERS SAWGRASS FUND, L.L.C.

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
--------------------------------------------------------------------------------

                                                                                                JUNE 30, 2004
                                                                                                 (UNAUDITED)

ASSETS
Investments in securities, at market value (cost - $44,779,472)                                  $47,782,353
Cash and cash equivalents                                                                            890,222
Due from broker                                                                                    7,489,605
Receivable for investment securities sold                                                          3,972,024
Interest receivable                                                                                   11,558
Dividends receivable                                                                                   1,235
Other assets                                                                                          18,972
                                                                                                 -----------
    TOTAL ASSETS                                                                                  60,165,969
                                                                                                 -----------

LIABILITIES
Securities sold, not yet purchased, at market value (proceeds - $9,880,076)                        9,618,025
Written options, at market value (premiums - $53,129)                                                 29,440
Withdrawals payable                                                                               10,148,877
Payable for investment securities purchased                                                        3,773,211
Administration fees payable                                                                           38,735
Accounting and investor services fees payable                                                         19,884
Dividends payable on securities sold, not yet purchased                                                1,798
Accrued expenses                                                                                     136,506
                                                                                                 -----------
    TOTAL LIABILITIES                                                                             23,766,476
                                                                                                 -----------

      NET ASSETS                                                                                 $36,399,493
                                                                                                 ===========

MEMBERS' CAPITAL - NET ASSETS
Represented by:
Net capital contributions                                                                        $30,008,248
Accumulated net investment loss                                                                     (491,608)
Accumulated net realized gain on investments                                                       3,594,232
Net unrealized appreciation on investments                                                         3,288,621
                                                                                                 -----------

    MEMBERS' CAPITAL - NET ASSETS                                                                $36,399,493
                                                                                                 ===========


The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS SAWGRASS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                       JUNE 30, 2004
SHARES                                                                                 MARKET VALUE
                  COMMON STOCK - 128.53%
                     ADVERTISING SERVICES - 3.89%
      23,600            Getty Images, Inc.*                                             $ 1,416,000
                                                                                        -----------
                     AIRLINES - 0.58%
      29,450            Hawaiian Holdings, Inc.*                                            210,567
                                                                                        -----------
                     ALTERNATIVE WASTE TECHNOLOGY - 0.23%
      41,700            DDS Technologies USA, Inc.*                                          85,485
                                                                                        -----------
                     APPLICATIONS SOFTWARE - 1.50%
      11,650            Wipro Ltd. - Sponsored ADR                                          544,171
                                                                                        -----------
                     CELLULAR TELECOMMUNICATIONS - 5.08%
     116,200            Nextel Partners, Inc., Class A*                                   1,849,904
                                                                                        -----------
                     COMMON TRUST FUND - 15.80%
      32,200            Internet HOLDRs Trust*                                            2,073,036
      20,200            Retail HOLDRs Trust                                               1,844,866
      48,500            Semiconductor HOLDRs Trust                                        1,834,755
                                                                                        -----------
                                                                                          5,752,657
                                                                                        -----------
                     COMMUNICATIONS SOFTWARE - 4.01%
      26,750            Avid Technology, Inc.*                                  (a)       1,459,747
                                                                                        -----------
                     COMPUTER SERVICES - 4.17%
     480,000            ChinaCast Communication Holdings Ltd.*                               82,208
     221,250            Rainmaker Systems, Inc.*                                            444,713
     104,650            Tyler Technologies, Inc.*                                           989,989
                                                                                        -----------
                                                                                          1,516,910
                                                                                        -----------
                     CONSULTING SERVICES - 3.85%
      24,250            Corporate Executive Board Co.                                     1,401,407
                                                                                        -----------
                     CRUISE LINES - 2.26%
      18,950            Royal Caribbean Cruises Ltd.                                        822,619
                                                                                        -----------
                     E-COMMERCE / PRODUCTS - 4.30%
      28,800            Amazon.com, Inc.*                                                 1,566,720
                                                                                        -----------
                     E-COMMERCE / SERVICES - 5.24%
      20,750            eBay, Inc.*                                             (a)       1,907,962
                                                                                        -----------
                     EDUCATIONAL SOFTWARE - 2.77%
     160,299            Scientific Learning Corp.*                                        1,008,281
                                                                                        -----------


The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS SAWGRASS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                       JUNE 30, 2004
SHARES                                                                                 MARKET VALUE
                  COMMON STOCK (CONTINUED)
                     ELECTRONIC COMPONENTS - SEMICONDUCTORS - 1.78%
      42,250            Pixelworks, Inc.*                                               $   647,270
                                                                                        -----------
                     FILTRATION / SEPARATION PRODUCTS - 1.33%
       9,050            CUNO, Inc.*                                                         482,818
                                                                                        -----------
                     FOOD - MISCELLANEOUS / DIVERSIFIED - 3.03%
     129,250            SunOpta, Inc.*                                                    1,102,503
                                                                                        -----------
                     FOOD - RETAIL - 2.53%
       9,650            Whole Foods Market, Inc.                                            921,093
                                                                                        -----------
                     HUMAN RESOURCES - 3.09%
      58,100            Korn/Ferry International*                                         1,125,397
                                                                                        -----------
                     INTERNET CONTENT - ENTERTAINMENT - 0.57%
      13,350            Shanda Interactive Entertainment Ltd. - Sponsored ADR*              205,857
                                                                                        -----------
                     INTERNET CONTENT - INFORMATION / NETWORK - 2.40%
      22,400            Ask Jeeves, Inc.*                                                   874,272
                                                                                        -----------
                     LINEN SUPPLY & RELATED ITEMS - 1.45%
      11,040            Cintas Corp.                                                        526,277
                                                                                        -----------
                     MACHINERY - PRINT TRADE - 5.09%
      21,300            Zebra Technologies Corp.*                                         1,853,100
                                                                                        -----------
                     MEDICAL PRODUCTS - 4.99%
      28,750            Cooper Companies, Inc.                                  (a)       1,816,138
                                                                                        -----------
                     MULTIMEDIA - 2.01%
   1,260,274            Xinhua Financial News Network*                                      730,959
                                                                                        -----------
                     OIL COMPANIES - EXPLORATION & PRODUCTION - 2.48%
      30,700            Cheniere Energy, Inc.*                                              600,799
      53,150            Mission Resources Corp.*                                            302,955
                                                                                        -----------
                                                                                            903,754
                                                                                        -----------
                     PHARMACY SERVICES - 3.81%
      42,100            Caremark Rx, Inc.*                                      (a)       1,386,774
                                                                                        -----------
                     REGISTERED INVESTMENT COMPANY - 10.58%
      30,650            iShares Russell 2000 Growth Index Fund                            1,915,625
      16,400            iShares Russell 2000 Index Fund                                   1,935,036
                                                                                        -----------
                                                                                          3,850,661
                                                                                        -----------


The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS SAWGRASS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                       JUNE 30, 2004
SHARES                                                                                 MARKET VALUE
                  COMMON STOCK (CONTINUED)
                     RETAIL - MAIL ORDER - 3.24%
     104,250            Collegiate Pacific, Inc.                                        $ 1,178,025
                                                                                        -----------
                     RETAIL - PET FOOD & SUPPLIES - 4.77%
      53,550            PETsMART, Inc.                                          (a)       1,737,698
                                                                                        -----------
                     RETAIL - SPORTING GOODS - 2.50%
      27,300            Dick's Sporting Goods, Inc.*                                        910,455
                                                                                        -----------
                     TELECOMMUNICATION EQUIPMENT - 2.67%
      66,800            Nokia Corp. - Sponsored ADR                                         971,272
                                                                                        -----------
                     TELECOMMUNICATION EQUIPMENT FIBER OPTICS - 2.29%
      63,950            Corning, Inc.*                                                      835,187
                                                                                        -----------
                     VETERINARY DIAGNOSTICS - 3.25%
      26,400            VCA Antech, Inc.*                                                 1,183,248
                                                                                        -----------
                     WEB HOSTING / DESIGN - 4.91%
     250,100            NIC, Inc.*                                                        1,788,215
                                                                                        -----------
                     WEB PORTALS / ISP - 6.08%
      60,750            Yahoo!, Inc.*                                                     2,211,300
                                                                                        -----------

                  TOTAL COMMON STOCK (COST $43,777,978)                                 $46,784,703
                                                                                        -----------
                  PRIVATE PLACEMENT - 1.05%
                     COMPUTER SERVICES - 1.05%
     230,000            Rainmaker Systems, Inc.*                                            381,800
                                                                                        -----------

                  TOTAL PRIVATE PLACEMENT (COST $425,500)                               $   381,800
                                                                                        -----------


The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS SAWGRASS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                                                       JUNE 30, 2004
CONTRACTS                                                                              MARKET VALUE
                  PURCHASED OPTIONS - 1.69%
                     CALL OPTIONS - 1.69%
                     APPLICATIONS SOFTWARE - 1.37%
       2,935            Microsoft Corp., 08/21/04, $27.50                               $    498,950
                                                                                        ------------
                     NETWORKING PRODUCTS - 0.18%
         368            Cisco Systems, Inc., 01/22/05, $25.00                                 64,400
                                                                                        ------------
                     RETAIL - DISCOUNT - 0.14%
         150            Costco Wholesale Corp., 07/17/04, $37.50                              52,500
                                                                                        ------------
                     TOTAL CALL OPTIONS (COST $575,994)                                      615,850
                                                                                        ------------

                  TOTAL PURCHASED OPTIONS (COST $575,994)                                  $ 615,850
                                                                                        ------------

                  TOTAL INVESTMENTS IN SECURITIES (COST $44,779,472) - 131.27%          $ 47,782,353
                                                                                        ------------

                  OTHER ASSETS, LESS LIABILITIES - (31.27%)**                            (11,382,860)
                                                                                        ------------

                  NET ASSETS - 100.00%                                                  $ 36,399,493
                                                                                        ============

  (a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

    *    Non-income producing security.

   ** Includes $890,222 invested in a PNCBank Money Market Account, which is 2.45% of net assets.

  ADR    American Depository Receipt


The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS SAWGRASS FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                       JUNE 30, 2004
SHARES                                                                                 MARKET VALUE
                  SECURITIES SOLD, NOT YET PURCHASED - (26.42%)
                     AUTOMOBILE / TRUCK PARTS & EQUIPMENT - (1.07%)
      11,600            Superior Industries International, Inc.                         $  (388,020)
                                                                                        -----------
                     CABLE TELEVISION - (1.17%)
      15,150            Comcast Corp., Class A                                             (425,715)
                                                                                        -----------
                     ELECTRONIC MEASURING INSTRUMENTS - (1.36%)
      13,350            Garmin Ltd.                                                        (494,751)
                                                                                        -----------
                     FINANCE - INVESTMENT BANKER / BROKER - (3.08%)
      20,200            Investment Technology Group, Inc.                                  (258,358)
      16,000            Merrill Lynch & Co., Inc.                                          (863,680)
                                                                                        -----------
                                                                                         (1,122,038)
                                                                                        -----------
                     FOOD - RETAIL - (1.20%)
      31,150            Wild Oats Markets, Inc.                                            (438,280)
                                                                                        -----------
                     MEDICAL - BIOMEDICAL / GENETICS - (0.92%)
      14,250            MedImmune, Inc.                                                    (333,307)
                                                                                        -----------
                     RETAIL - APPAREL / SHOES - (1.25%)
      14,550            Jos. A. Bank Clothiers, Inc.                                       (456,725)
                                                                                        -----------
                     RETAIL - AUTOMOBILE - (1.18%)
      19,600            CarMax, Inc.                                                       (428,652)
                                                                                        -----------
                     RETAIL - REGIONAL DEPARTMENT STORES - (2.51%)
      21,600            Kohl's Corp.                                                       (913,248)
                                                                                        -----------
                     RETAIL - RESTAURANTS - (2.88%)
      17,804            California Pizza Kitchen, Inc.                                     (341,125)
      14,400            Krispy Kreme Doughnuts, Inc.                                       (274,896)
      10,450            Outback Steakhouse, Inc.                                           (432,212)
                                                                                        -----------
                                                                                         (1,048,233)
                                                                                        -----------
                     RETAIL - SPORTING GOODS - (0.57%)
       5,750            The Sports Authority, Inc.                                         (206,425)
                                                                                        -----------
                     TELEPHONE - INTEGRATED - (7.98%)
      37,100            BellSouth Corp.                                                    (972,762)
      40,100            SBC Communications, Inc.                                           (972,425)
      26,550            Verizon Communications, Inc.                                       (960,845)
                                                                                        -----------
                                                                                         (2,906,032)
                                                                                        -----------


The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS SAWGRASS FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                                                       JUNE 30, 2004
SHARES                                                                                 MARKET VALUE
                  SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)
                     TELEVISION - (1.25%)
      14,300            Univision Communications, Inc.                                  $  (456,599)
                                                                                        -----------

                  TOTAL SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $9,880,076)        $(9,618,025)
                                                                                        ===========


The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS SAWGRASS FUND, L.L.C.

SCHEDULE OF WRITTEN OPTIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                       JUNE 30, 2004
CONTRACTS                                                                              MARKET VALUE
                  WRITTEN OPTIONS - (0.08%)
                     PUT OPTIONS - (0.08%)
                     NETWORKING PRODUCTS - (0.08%)
         368            Cisco Sytems, Inc., 01/22/05, $20.00                             $(29,440)
                                                                                         --------

                     TOTAL PUT OPTIONS (PREMIUMS $53,129)                                 (29,440)
                                                                                         --------

                  TOTAL WRITTEN OPTIONS (PREMIUMS $53,129)                               $(29,440)
                                                                                         ========


The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS SAWGRASS FUND, L.L.C.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                     SIX MONTHS ENDED
                                                                                       JUNE 30, 2004
                                                                                        (UNAUDITED)

INVESTMENT INCOME
  Interest                                                                              $    87,840
  Dividends, net of withholding taxes of $633                                                29,932
                                                                                        -----------
                                                                                            117,772
                                                                                        -----------

EXPENSES
    Administration fees                                                                     240,983
    Prime broker fees                                                                        78,047
    Audit and tax fees                                                                       53,880
    Custodian fees                                                                           52,018
    Accounting and investor services fees                                                    46,739
    Legal fees                                                                               43,235
    Dividends on securities sold, not yet purchased                                          41,867
    Board of Managers' fees and expenses                                                     17,864
    Insurance expense                                                                        12,675
    Interest expense                                                                          6,004
    Miscellaneous                                                                            16,068
                                                                                        -----------
        TOTAL EXPENSES                                                                      609,380
                                                                                        -----------

        NET INVESTMENT LOSS                                                                (491,608)
                                                                                        -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  REALIZED GAIN (LOSS) ON INVESTMENTS:
    Investment securities                                                                 5,552,806
    Written options                                                                         (11,713)
    Securities sold, not yet purchased                                                   (1,946,861)
                                                                                        -----------

      NET REALIZED GAIN ON INVESTMENTS                                                    3,594,232

NET CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS                                     (4,228,335)
                                                                                        -----------

    NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                                        (634,103)
                                                                                        -----------

    DECREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES                     $(1,125,711)
                                                                                        ===========


The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS SAWGRASS FUND, L.L.C.

STATEMENTS OF CHANGES IN MEMBERS' CAPITAL (UNAUDITED)
--------------------------------------------------------------------------------

                                                               SPECIAL
                                                              ADVISORY
                                                               MEMBER           MEMBERS            TOTAL
                                                            -------------     ------------     ------------
MEMBERS' CAPITAL, DECEMBER 31, 2002                           $     --        $ 45,065,306     $ 45,065,306
                                                              --------        ------------     ------------
FROM INVESTMENT ACTIVITIES
  Net investment loss                                               --          (1,014,831)      (1,014,831)
  Net realized gain on investments                                  --           6,916,596        6,916,596
  Net change in unrealized appreciation on
    investments                                                     --           7,610,532        7,610,532
  Incentive allocation                                          54,321             (54,321)              --
                                                              --------        ------------     ------------
  INCREASE IN MEMBERS' CAPITAL
    DERIVED FROM INVESTMENT ACTIVITIES                          54,321          13,457,976       13,512,297
                                                              --------        ------------     ------------

MEMBERS' CAPITAL TRANSACTIONS
  Capital contributions                                             --           1,288,311        1,288,311
  Capital withdrawals                                          (54,321)        (12,884,391)     (12,938,712)
                                                              --------        ------------     ------------
  DECREASE IN MEMBERS' CAPITAL
    DERIVED FROM CAPITAL TRANSACTIONS                          (54,321)        (11,596,080)     (11,650,401)
                                                              --------        ------------     ------------

MEMBERS' CAPITAL, DECEMBER 31, 2003                           $     --        $ 46,927,202     $ 46,927,202
                                                              --------        ------------     ------------
FROM INVESTMENT ACTIVITIES
  Net investment loss                                         $     --        $   (491,608)    $   (491,608)
  Net realized gain on investments                                  --           3,594,232        3,594,232
  Net change in unrealized depreciation on
    investments                                                     --          (4,228,335)      (4,228,335)
  Incentive allocation                                              --                  --               --
                                                              --------        ------------     ------------
  DECREASE IN MEMBERS' CAPITAL
    DERIVED FROM INVESTMENT ACTIVITIES                              --          (1,125,711)      (1,125,711)
                                                              --------        ------------     ------------
MEMBERS' CAPITAL TRANSACTIONS
  Capital contributions                                             --             746,879          746,879
  Capital withdrawals                                               --         (10,148,877)     (10,148,877)
                                                              --------        ------------     ------------
  DECREASE IN MEMBERS' CAPITAL
    DERIVED FROM CAPITAL TRANSACTIONS                               --          (9,401,998)      (9,401,998)
                                                              --------        ------------     ------------

MEMBERS' CAPITAL, JUNE 30, 2004                               $     --        $ 36,399,493     $ 36,399,493
                                                              ========        ============     ============


The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS SAWGRASS FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

      1. ORGANIZATION

         Advantage Advisers Sawgrass Fund, L.L.C. (the "Company") was organized as a limited liability company under the laws of Delaware in January 2000. The Company is registered under the Investment Company Act of 1940, as amended, (the "Act") as a closed-end, non-diversified management investment company. The Company's term is perpetual unless the Company is otherwise terminated under the terms of the Limited Liability Company Agreement dated as of June 5, 2003. The Company's investment objective is to seek superior long-term capital appreciation. It pursues this objective by investing in a portfolio consisting primarily of equity securities of small to medium size emerging growth companies. The Company's portfolio of securities in the emerging growth areas is expected to include long and short positions in equity securities of U.S. and non-U.S. companies. Equity securities include common and preferred stock and other securities having equity characteristics, including convertible debt securities, stock options, warrants and rights.

         Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company ("Board of Managers"). There are four members of the Board of Managers and an investment adviser. The Company's investment adviser is Advantage Advisers Management, L.L.C. a Delaware limited liability company (the "Adviser"). The Adviser is a subsidiary of Oppenheimer Asset Management Inc. ("OAM") and an affiliate of Oppenheimer & Co. Inc. ("Oppenheimer"). The Adviser is responsible for managing the Company's investment activities pursuant to an Investment Advisory Agreement dated June 5, 2003. OAM is the managing member and controlling person of the Adviser, and CWH
         Associates Inc. ("CWH") is a non-managing member of the Adviser. Investment professionals employed by CWH manage the Company's investment portfolio on behalf of and under the supervision of the Adviser.

         The acceptance of initial and additional contributions is subject to approval by the Board of Managers. The Company may from time to time offer to repurchase interests pursuant to written tenders by Members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in their complete and exclusive discretion. The Adviser expects that, generally, it will recommend to the Board of Managers that the Company offer to repurchase interests from Members twice each year, effective at the end of the second fiscal quarter and again at the end of the year.

         Generally, except as provided under applicable law, a Member shall not be liable for the Company's debts, obligations and liabilities in any amount in excess of the capital account balance of such Member, plus such Member's share of undistributed profits and assets.

      2. SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates

ADVANTAGE ADVISERS SAWGRASS FUND, L.L.C.

--------------------------------------------------------------------------------

      2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

         A.  REVENUE RECOGNITION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis, and dividends are recorded on the ex-dividend date, net of applicable withholding taxes. Interest income and expense are recorded on the accrual basis.

         B.  PORTFOLIO VALUATION

         The Company's securities are valued in accordance with policies adopted by the Board of Managers, which are summarized below.

         Prior to April 2003, domestic exchange traded or NASDAQ listed equity securities were valued at their last composite sale prices as reported on the exchanges where such securities are traded. If no sales of such securities were reported on a particular day, the securities were valued based upon their composite bid prices for securities held long, or their composite asked prices for securities held short, as reported by such exchanges.

         Pursuant to a resolution of the Company Board of Managers passed on July 30, 2003, the valuation methodology set forth below for domestic exchange traded and NASDAQ securities was put in effect, reflecting the methodology made available by NASDAQ in April 2003:

         (i) Domestic exchange traded securities (other than options and those securities traded on NASDAQ) shall be valued:

             (1) at  their  last  composite  sale  prices  as  reported  on  the exchanges where those securities are traded; or

             (2) If no sales of those  securities  are  reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite asked prices for securities held short, as reported by those exchanges.

         (ii)Securities traded on NASDAQ shall be valued:

         (1) at the NASDAQ Official Closing Price ("NOCP") (which is the last trade price at or before 4:00 PM (Eastern Time) adjusted up to NASDAQ's best offer price if the last traded price is

ADVANTAGE ADVISERS SAWGRASS FUND, L.L.C.

--------------------------------------------------------------------------------

      2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         B.  PORTFOLIO VALUATION (CONTINUED)

                 below such bid and down to NASDAQ's best offer price if the last trade is above such offer price); or

             (2) if no NOCP is  available,  at the last sale price on the NASDAQ prior to the calculation of the net asset value of the Company; or

             (3) if no sale is shown on NASDAQ, at the bid price; or

             (4) if no sale is shown  and no bid price is  available,  the price will be deemed "stale" and the value will be determined in accordance with the fair valuation procedures set forth herein.

         Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or asked prices (in the case of securities sold, not yet purchased) as reported by such exchange. Listed options will be valued at their bid prices (or asked prices in the case of listed options sold, not yet purchased) as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices (or asked prices in the case of securities sold short) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

         Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units, or consultation with brokers and dealers in such securities. The Board of Managers will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Board of Managers to represent fair value.

         All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time that the net asset value of the Company

ADVANTAGE ADVISERS SAWGRASS FUND, L.L.C.

--------------------------------------------------------------------------------

      2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         B.  PORTFOLIO VALUATION (CONTINUED)

         is determined. When such events materially affect the values of securities held by the Company or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

         C.  CASH EQUIVALENTS

         The Company treats all highly-liquid financial instruments that mature within three months at the time of purchase as cash equivalents. At June 30, 2004, $890,222 in cash equivalents was held at PNC Bank.

         D.  INCOME TAXES

         No provision for the payment of Federal, state or local income taxes on the profits of the Company is made as the Members are individually liable for the income taxes on their share of the Company's income.

         The Company has reclassified ($1,014,831) and $6,916,596 from accumulated net investment loss and accumulated net realized gains on investments, respectively, to net capital contributions during the year ended December 31, 2003. This reclassification is a result of permanent book to tax differences to reflect, as an adjustment to net capital contributions, the amounts of taxable income, loss, and net realized gain on investments that have been allocated to the Company's Members and had no effect on net assets.

      3. ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER

         Oppenheimer provides certain administrative services to the Company including, among other things, providing office space and other support services. In exchange for such services, the Company pays Oppenheimer a monthly administration fee of 0.08333% (1% on an annualized basis) of the Company's net assets determined as of the beginning of the month.

         During the six months ended June 30, 2004, Oppenheimer earned $15,430 in brokerage commissions from portfolio transactions executed on behalf of the Company.

         Net profits or net losses of the Company for each fiscal period are allocated among and credited to or debited against the capital accounts of all Members (but not the Special Advisory Member) as of the last day of each fiscal period in accordance with Members' respective investment percentages for the fiscal period. The Adviser, in its capacity as the Special Advisory Member of the Company, is entitled to receive an incentive allocation (the "Incentive Allocation"), charged to the capital account of each Member as of the last day of each allocation period, of 20% of the amount by which net profits, if any, exceed the positive balance in the Member's "loss recovery account." The Incentive Allocation is credited to the Special Advisory Account of the Adviser. By the last business day of the month

ADVANTAGE ADVISERS SAWGRASS FUND, L.L.C.

--------------------------------------------------------------------------------

      3. ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         following the date on which an Incentive Allocation is made, the Adviser may withdraw up to 100% of the Incentive Allocation that was credited to the Special Advisory Account with respect to the allocation period. During the six months ended June 30, 2004, there was no Incentive Allocation to the Special Advisory Member.

         Each Member of the Board of Managers (a "Manager") who is not an "interested person" of the Company, as defined by the Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Manager who is an "interested person" does not receive any annual or other fee from the Company. All Managers are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties.

         PFPC Trust Company (the "Custodian") serves as custodian of the Company's assets.

         PFPC Inc. serves as investor services and accounting agent to the Company, and in that capacity provides certain accounting, recordkeeping, tax and investor related services. The Company pays PFPC an accounting and investor services fee based primarily on the average net assets of the Company as of the last day of each month, payable monthly, subject to a minimum annual fee.

         Oppenheimer acts as the non-exclusive placement agent for the Company, without special compensation from the Company, and bears costs associated with its activities as placement agent. However, the placement agent is entitled to charge a sales commission of up to 3% (up to 3.1% of the amount invested) in connection with a purchase of interests, at its discretion. For the six months ended June 30, 2004, such sales commissions earned by Oppenheimer amounted to $1,605.

      4. INDEMNIFICATIONS

         The Company has entered into several contracts that contain routine indemnification clauses. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote.

      5. SECURITIES TRANSACTIONS

         Aggregate purchases and sales of investment securities, excluding short-term securities, for the six months ended June 30, 2004, amounted to $148,618,335 and $159,941,344, respectively. Aggregate purchases and sales of securities sold, not yet purchased, excluding short-term securities, for the six months ended June 30, 2004, amounted to $67,529,120 and $68,029,173 , respectively.

ADVANTAGE ADVISERS SAWGRASS FUND, L.L.C.

--------------------------------------------------------------------------------

      5. SECURITIES TRANSACTIONS (CONTINUED)

         At June 30, 2004, the aggregate cost for Federal income tax purposes, of portfolio investments, securities sold, not yet purchased and written options is $45,091,661, $9,880,076 and $53,129, respectively.

         For Federal income tax purposes, at June 30, 2004, accumulated net unrealized appreciation on investments was $2,976,432, consisting of $3,866,556 gross unrealized appreciation and $890,124 gross unrealized depreciation.

         Due from broker primarily represents proceeds from securities sold, not yet purchased, premiums from written options and excess cash held at the prime broker as of June 30, 2004.

      6. SHORT-TERM BORROWINGS

         The Company has the ability to trade on margin and, in that connection, borrows funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the
         Company  to  satisfy  an  asset  coverage  requirement  of  300% of its indebtedness, including amounts borrowed, measured at the time the Company incurs the indebtedness. The Company pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus 0.875%. The Company pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. As of and for the six months ended June 30, 2004, the Company had no outstanding margin borrowings.

      7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Company may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and members' capital.

         The Company may maintain cash in bank deposit accounts, which at times may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

         Securities sold, not yet purchased represents obligations of the Company to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices.

ADVANTAGE ADVISERS SAWGRASS FUND, L.L.C.

--------------------------------------------------------------------------------

      7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         Accordingly, these transactions result in off-balance sheet risk as the Company's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the statement of assets, liabilities and members' capital.

         The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.

         When the Company writes an option, the premium received by the Company is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. In writing an option, the Company bears the market risk of an unfavorable change in the price of the security or index underlying the written option.

         Exercise of an option written by the Company could result in the Company selling or buying a security at a price different from the current market value.

         During the six months ended June 30, 2004, transactions in written options were as follows:

                                                     CALL OPTIONS                        PUT OPTIONS
                                           --------------------------------   --------------------------------
                                               NUMBER                             NUMBER
                                            OF CONTRACTS         PREMIUM       OF CONTRACTS         PREMIUM
                                           --------------    --------------   --------------    --------------
Beginning balance                                 498          $ 187,737            368             $53,129
Options written                                   939            329,143             --                  --
Options closed                                 (1,232)          (454,981)            --                  --
Options exercised                                (191)           (50,886)            --                  --
Options expired                                   (14)           (11,013)            --                  --
                                               ------          ---------            ---             -------
Written options outstanding
  at June 30, 2004                                 --          $      --            368             $53,129
                                               ======          =========            ===             =======

ADVANTAGE ADVISERS SAWGRASS FUND, L.L.C.

--------------------------------------------------------------------------------

      8. FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for each period indicated:

                                                                                                              MARCH 15, 2000
                                                                                                             (COMMENCEMENT OF
                                     SIX MONTHS ENDED      YEAR ENDED       YEAR ENDED        YEAR ENDED      OPERATIONS) TO
                                       JUNE 30, 2004      DECEMBER 31,     DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                        (UNAUDITED)           2003             2002              2001              2000
                                     ----------------    --------------   --------------   ---------------   ----------------
Net assets, end of period (000s)         $   36,399        $   46,927       $   45,065       $   100,478       $   119,846
Ratio of net investment income
    (loss) to average assets***              (2.13%)*          (2.06%)          (1.29%)           (0.37%)            0.28%*
Ratio of expenses to average
    net assets***                             2.64%*            2.50%            2.32%             2.00%             2.06%*
Ratio of incentive allocation
    to average net assets                        0%*            0.11%               0%             0.04%             0.72%
Portfolio turnover                             388%              465%             445%              356%              238%
Total return - gross**                       (2.34%)           31.24%          (32.65%)           (9.01%)           (1.52%)
Total return - net**                         (2.34%)           25.00%          (32.65%)           (9.01%)           (1.52%)
Average debt ratio                              N/A             2.10%            0.63%             0.94%             0.02%

         *    Annualized.

         ** Total return assumes a purchase of an interest in the Company on the first day and a sale of the interest on the last day of the period noted, gross/net of incentive allocation to the Special Advisory Member, if any. Total return for periods of less than one year have not been annualized. Total return for a period of less than a full year is not annualized.

         *** Ratios do not reflect the effects of incentive allocation to the Special Advisory Member.

         N/A Not applicable

ADVANTAGE ADVISERS SAWGRASS FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2004 (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

      9. SUBSEQUENT EVENTS

         Subsequent to June 30, 2004 and through August 15, 2004, the Company received initial and additional capital contributions from Members of $56,244.

ADVANTAGE ADVISERS SAWGRASS FUND, L.L.C.

RESULTS OF SPECIAL MEETING OF MEMBERS (UNAUDITED)
--------------------------------------------------------------------------------

The Company held a Special Meeting of the Members on July 15, 2004. At this meeting the Members elected each of the nominees proposed for election to the Company's Board of Managers. The following provides information concerning the matters voted on at the meeting:

I.       ELECTION OF MANAGERS OF THE COMPANY

                                                     VOTES       NON-VOTING      INTERESTS OF
               NOMINEE             VOTES FOR       WITHHELD       INTERESTS         RECORD
         Lawrence K. Becker       $25,687,153     $1,532,154     $19,264,388     $46,483,695
         Marshall Dornfeld        $25,725,777     $1,493,530     $19,264,388     $46,483,695
         Sol Gittleman            $25,841,649     $1,377,658     $19,264,388     $46,483,695
         Luis Rubio               $25,687,153     $1,532,154     $19,264,388     $46,483,695
         Janet L. Schinderman     $25,663,260     $1,556,047     $19,264,388     $46,483,695

II.      PROXY VOTING

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling Oppenheimer Asset Management Inc. collect at
212-667-4225 and at the Securities and Exchange Commission website at http://www.sec.gov.

Information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 is available, after August 30, 2004, without charge, upon request, by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the Securities and Exchange Commission website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not yet applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)             Advantage Advisers Sawgrass Fund, LLC
            --------------------------------------------------------------------

By (Signature and Title)*           /s/ Marshall Dornfeld
                         -------------------------------------------------------
                               Marshall Dornfeld, Principal Executive Officer (principal executive officer)

Date                           AUGUST 24, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ Marshall Dornfeld
                         -------------------------------------------------------
                               Marshall Dornfeld, Principal Executive Officer (principal executive officer)

Date                           AUGUST 24, 2004
    ----------------------------------------------------------------------------

By (Signature and Title)*           /s/ Lenard Brafman
                         -------------------------------------------------------
                               Lenard Brafman
                               (principal financial officer)

Date                           AUGUST 24, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.